JPMorgan U.S. Value Factor ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 1.6%
General Dynamics Corp.	8,344	2,492,436
Huntington Ingalls Industries, Inc.	5,218	1,460,936
L3Harris Technologies, Inc.	8,049	1,826,238
RTX Corp.	26,010	3,055,915
Textron, Inc.	13,905	1,291,774
		10,127,299
Automobiles & Parts — 1.8%
Aptiv plc *	14,567	1,010,804
BorgWarner, Inc.	29,398	1,038,043
Ford Motor Co.	187,761	2,031,574
General Motors Co.	50,627	2,243,789
Gentex Corp.	38,598	1,198,854
Genuine Parts Co.	9,973	1,467,128
Lear Corp.	8,772	1,070,535
LKQ Corp.	27,948	1,159,842
		11,220,569
Banks — 5.6%
Bank of America Corp.	60,729	2,447,986
Bank OZK	17,543	822,591
BOK Financial Corp.	5,325	547,623
Citigroup, Inc.	62,083	4,027,945
Citizens Financial Group, Inc.	45,020	1,921,003
Columbia Banking System, Inc.	39,184	1,025,053
Comerica, Inc.	21,405	1,173,208
Fifth Third Bancorp	43,980	1,862,113
First Hawaiian, Inc.	31,537	789,686
First Horizon Corp.	60,147	1,006,259
FNB Corp.	82,791	1,270,014
Huntington Bancshares, Inc.	113,034	1,689,858
KeyCorp	74,522	1,202,040
M&T Bank Corp.	8,475	1,459,141
PNC Financial Services Group, Inc. (The)	3,996	723,676
Popular, Inc. (Puerto Rico)	15,826	1,624,222
Prosperity Bancshares, Inc.	12,344	895,187
Regions Financial Corp.	66,394	1,485,234
Synovus Financial Corp.	26,468	1,237,379
Truist Financial Corp.	63,233	2,825,883
US Bancorp	53,844	2,416,519
Webster Financial Corp.	17,951	890,729
Western Alliance Bancorp	16,108	1,296,050
Zions Bancorp NA	19,934	1,029,990
		35,669,389
Beverages — 0.2%
Molson Coors Beverage Co., Class B	22,487	1,188,438
Chemicals — 0.8%
Celanese Corp.	2,286	322,669

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Chemicals — continued
CF Industries Holdings, Inc.	4,237	323,665
FMC Corp.	13,387	781,265
Huntsman Corp.	9,957	238,271
LyondellBasell Industries NV, Class A	18,603	1,850,254
Mosaic Co. (The)	50,944	1,516,603
		5,032,727
Construction & Materials — 1.0%
Acuity Brands, Inc.	4,029	1,012,689
Builders FirstSource, Inc. *	9,352	1,565,244
Fortune Brands Innovations, Inc.	10,657	861,192
MDU Resources Group, Inc.	46,787	1,260,442
Owens Corning	8,648	1,611,815
		6,311,382
Consumer Services — 0.8%
eBay, Inc.	34,312	1,908,090
Grand Canyon Education, Inc. *	157	24,484
H&R Block, Inc.	26,738	1,549,200
Service Corp. International	19,296	1,541,943
U-Haul Holding Co. * (a)	4,022	268,630
		5,292,347
Electricity — 2.1%
Avangrid, Inc.	18,284	652,190
Brookfield Renewable Corp.	22,558	633,880
Clearway Energy, Inc., Class C	22,356	596,458
Consolidated Edison, Inc.	20,913	2,039,436
Dominion Energy, Inc.	10,868	581,003
Entergy Corp.	15,958	1,850,649
Evergy, Inc.	27,498	1,594,884
Exelon Corp.	17,403	647,392
OGE Energy Corp.	38,218	1,481,712
Pinnacle West Capital Corp. (a)	17,694	1,514,429
PPL Corp.	57,325	1,703,699
		13,295,732
Electronic & Electrical Equipment — 1.3%
Crane Co.	327	52,457
Crane NXT Co.	15,706	987,593
Johnson Controls International plc	32,253	2,307,380
nVent Electric plc	2,940	213,532
Pentair plc	19,137	1,681,568
Sensata Technologies Holding plc	34,596	1,348,898
WESCO International, Inc.	8,152	1,426,193
		8,017,621
Finance & Credit Services — 0.7%
Ally Financial, Inc.	36,747	1,653,983

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Finance & Credit Services — continued
MGIC Investment Corp.	64,232	1,595,523
OneMain Holdings, Inc.	24,486	1,279,638
		4,529,144
Food Producers — 2.2%
Archer-Daniels-Midland Co.	27,209	1,687,230
Bunge Global SA	8,177	860,466
Campbell Soup Co.	28,309	1,326,560
Conagra Brands, Inc.	52,287	1,585,342
General Mills, Inc.	29,280	1,965,859
Ingredion, Inc.	7,255	902,304
J M Smucker Co. (The)	9,292	1,095,991
Kellanova	15,182	882,833
Kraft Heinz Co. (The)	54,604	1,922,607
Post Holdings, Inc. *	7,821	855,305
Tyson Foods, Inc., Class A	10,957	667,281
		13,751,778
Gas, Water & Multi-utilities — 0.4%
National Fuel Gas Co.	22,241	1,303,100
UGI Corp.	57,357	1,421,307
		2,724,407
General Industrials — 2.6%
Amcor plc	150,984	1,589,861
Berry Global Group, Inc.	19,292	1,267,870
Crown Holdings, Inc.	17,820	1,580,634
Dover Corp.	9,557	1,760,973
Dow, Inc.	32,834	1,788,468
DuPont de Nemours, Inc.	24,313	2,034,998
Graphic Packaging Holding Co.	50,387	1,516,649
Packaging Corp. of America	8,476	1,694,098
Parker-Hannifin Corp.	1,355	760,372
Silgan Holdings, Inc.	28,899	1,486,276
Sonoco Products Co.	16,197	873,342
		16,353,541
Health Care Providers — 4.3%
Centene Corp. *	21,546	1,657,318
Cigna Group (The)	9,673	3,372,685
Elevance Health, Inc.	7,295	3,881,159
Encompass Health Corp.	10,268	954,308
Humana, Inc.	4,755	1,719,455
Premier, Inc., Class A	28,308	593,902
Tenet Healthcare Corp. *	8,178	1,224,247
UnitedHealth Group, Inc.	20,593	11,864,863
Universal Health Services, Inc., Class B	7,582	1,620,728
		26,888,665

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Household Goods & Home Construction — 2.1%
DR Horton, Inc.	14,952	2,690,313
Leggett & Platt, Inc.	56,585	745,225
Lennar Corp., Class A	12,967	2,294,251
Newell Brands, Inc.	95,504	820,379
NVR, Inc. *	173	1,489,094
PulteGroup, Inc.	15,210	2,007,720
Toll Brothers, Inc.	12,294	1,754,477
Whirlpool Corp.	11,697	1,192,743
		12,994,202
Industrial Engineering — 2.2%
AGCO Corp.	12,574	1,187,237
Brunswick Corp.	16,628	1,354,351
Caterpillar, Inc.	14,430	4,995,666
CNH Industrial NV	120,699	1,285,444
Cummins, Inc.	7,553	2,203,965
Snap-on, Inc.	5,672	1,628,034
Stanley Black & Decker, Inc.	9,190	970,648
		13,625,345
Industrial Materials — 0.2%
International Paper Co.	30,982	1,440,043
Industrial Metals & Mining — 0.6%
Cleveland-Cliffs, Inc. *	9,417	144,551
Nucor Corp.	12,954	2,110,725
Reliance, Inc.	5,438	1,656,197
		3,911,473
Industrial Support Services — 1.9%
ADT, Inc.	63,441	493,571
Capital One Financial Corp.	17,323	2,622,702
Fidelity National Information Services, Inc.	9,304	714,826
Gates Industrial Corp. plc *	30,078	559,150
Genpact Ltd.	19,250	667,398
ManpowerGroup, Inc.	17,799	1,363,047
MSC Industrial Direct Co., Inc., Class A	14,551	1,294,312
Robert Half, Inc.	17,096	1,097,392
Synchrony Financial	37,782	1,918,948
Western Union Co. (The)	101,746	1,209,760
		11,941,106
Industrial Transportation — 1.6%
Allison Transmission Holdings, Inc.	18,382	1,628,461
FedEx Corp.	9,840	2,974,140
Oshkosh Corp.	12,583	1,367,143
PACCAR, Inc.	22,292	2,199,329
Ryder System, Inc.	10,978	1,538,676
Schneider National, Inc., Class B	22,925	616,912
		10,324,661

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Investment Banking & Brokerage Services — 1.4%
Bank of New York Mellon Corp. (The)	37,199	2,420,539
Franklin Resources, Inc.	42,973	982,792
Invesco Ltd.	65,776	1,135,294
Janus Henderson Group plc	29,010	1,080,042
Jefferies Financial Group, Inc.	24,463	1,430,352
State Street Corp.	20,632	1,753,101
		8,802,120
Leisure Goods — 1.0%
Garmin Ltd.	10,969	1,878,441
Harley-Davidson, Inc.	39,067	1,465,012
Polaris, Inc.	8,771	730,449
Pool Corp.	2,542	950,810
Thor Industries, Inc.	11,168	1,185,372
		6,210,084
Life Insurance — 1.0%
Corebridge Financial, Inc.	36,428	1,076,447
Principal Financial Group, Inc.	18,705	1,524,645
Prudential Financial, Inc.	18,570	2,327,193
Unum Group	28,780	1,655,713
		6,583,998
Media — 1.5%
Fox Corp., Class A	40,551	1,542,560
Interpublic Group of Cos., Inc. (The)	38,036	1,223,618
Liberty Media Corp-Liberty SiriusXM *	31,998	720,275
News Corp., Class A	52,417	1,445,661
Nexstar Media Group, Inc.	8,611	1,591,227
Omnicom Group, Inc.	16,766	1,643,739
Paramount Global, Class B (a)	72,775	831,090
Sirius XM Holdings, Inc. (a)	222,444	767,432
		9,765,602
Medical Equipment & Services — 1.6%
Baxter International, Inc.	25,601	917,028
Becton Dickinson & Co.	1,755	423,060
Henry Schein, Inc. *	6,393	459,912
Labcorp Holdings, Inc.	4,414	950,952
Medtronic plc	41,159	3,305,891
Quest Diagnostics, Inc.	10,752	1,530,010
Revvity, Inc.	7,545	947,727
Solventum Corp. *	4,690	276,147
Teleflex, Inc.	2,468	545,231
Zimmer Biomet Holdings, Inc.	9,820	1,093,457
		10,449,415
Mortgage Real Estate Investment Trusts — 0.7%
AGNC Investment Corp. (a)	79,421	795,004
Annaly Capital Management, Inc.	59,584	1,186,317

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Mortgage Real Estate Investment Trusts — continued
Rithm Capital Corp.	117,634	1,365,731
Starwood Property Trust, Inc. (a)	57,483	1,146,786
		4,493,838
Non-life Insurance — 1.3%
American International Group, Inc.	31,162	2,468,965
Assured Guaranty Ltd.	14,525	1,196,424
Axis Capital Holdings Ltd.	12,349	935,437
First American Financial Corp.	20,514	1,242,738
Old Republic International Corp.	45,771	1,584,592
Reinsurance Group of America, Inc.	2,651	597,615
		8,025,771
Non-Renewable Energy — 3.6%
Chesapeake Energy Corp. (a)	16,867	1,287,458
Chevron Corp.	30,394	4,877,325
Civitas Resources, Inc.	11,197	781,103
Coterra Energy, Inc.	60,453	1,559,687
Devon Energy Corp.	12,568	591,073
Diamondback Energy, Inc.	2,172	439,417
HF Sinclair Corp.	24,517	1,261,890
Kinder Morgan, Inc.	101,180	2,137,933
Marathon Oil Corp.	56,178	1,575,793
Marathon Petroleum Corp.	14,776	2,615,648
Ovintiv, Inc.	29,097	1,351,265
Phillips 66	18,074	2,629,405
Valero Energy Corp.	10,716	1,732,992
		22,840,989
Personal Care, Drug & Grocery Stores — 1.0%
Albertsons Cos., Inc., Class A	57,746	1,145,103
CVS Health Corp.	45,007	2,715,272
Kroger Co. (The)	36,967	2,014,702
Spectrum Brands Holdings, Inc.	7,365	623,153
		6,498,230
Personal Goods — 1.1%
Carter's, Inc.	16,553	1,002,284
Columbia Sportswear Co.	8,483	693,061
Crocs, Inc. *	6,704	900,817
PVH Corp.	10,552	1,076,199
Ralph Lauren Corp.	7,505	1,317,803
Tapestry, Inc.	31,436	1,260,269
VF Corp.	28,669	486,226
		6,736,659
Pharmaceuticals, Biotechnology & Marijuana Producers — 5.5%
Amgen, Inc.	14,369	4,777,261
Bristol-Myers Squibb Co.	59,162	2,813,745
Fortrea Holdings, Inc. *	19,487	537,646

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — continued
Gilead Sciences, Inc.	38,615	2,937,057
Jazz Pharmaceuticals plc *	4,927	543,202
Johnson & Johnson	54,488	8,600,931
Merck & Co., Inc.	46,492	5,259,640
Organon & Co.	22,429	490,298
Perrigo Co. plc	26,069	736,971
Pfizer, Inc.	167,312	5,109,708
United Therapeutics Corp. *	4,219	1,321,770
Viatris, Inc.	121,276	1,462,589
		34,590,818
Real Estate Investment Trusts — 2.5%
Brixmor Property Group, Inc.	1,804	45,948
Cousins Properties, Inc.	25,408	698,974
EPR Properties	30,534	1,374,030
Equity Residential	2,137	148,799
Gaming and Leisure Properties, Inc.	14,777	741,805
Highwoods Properties, Inc. (a)	48,810	1,511,646
Host Hotels & Resorts, Inc.	28,674	502,082
Kilroy Realty Corp.	24,198	894,600
Kimco Realty Corp.	62,912	1,367,078
Medical Properties Trust, Inc. (a)	107,075	515,031
NNN REIT, Inc.	16,446	738,261
Omega Healthcare Investors, Inc. (a)	38,557	1,403,475
Park Hotels & Resorts, Inc.	59,623	897,922
Regency Centers Corp.	11,752	791,380
Simon Property Group, Inc.	12,315	1,889,614
VICI Properties, Inc.	61,933	1,936,025
WP Carey, Inc.	9,905	572,608
		16,029,278
Retailers — 3.7%
Advance Auto Parts, Inc.	12,310	779,592
AutoNation, Inc. *	7,533	1,436,694
Bath & Body Works, Inc.	25,118	923,086
Best Buy Co., Inc.	17,907	1,549,314
Capri Holdings Ltd. *	18,592	623,576
Dick's Sporting Goods, Inc.	6,736	1,457,334
Gap, Inc. (The)	52,149	1,224,458
Home Depot, Inc. (The)	13,625	5,016,180
Kohl's Corp.	36,119	782,337
Lithia Motors, Inc., Class A	4,035	1,114,992
Macy's, Inc.	71,027	1,227,347
Murphy USA, Inc.	2,139	1,080,024
Nordstrom, Inc.	47,534	1,085,201
Penske Automotive Group, Inc.	7,240	1,260,556
Target Corp.	15,209	2,287,586
Williams-Sonoma, Inc.	10,684	1,652,601
		23,500,878

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — 20.0%
Adobe, Inc. *	10,099	5,571,113
Akamai Technologies, Inc. *	14,632	1,438,033
Alphabet, Inc., Class A	67,887	11,645,336
Amdocs Ltd.	16,461	1,439,844
ANSYS, Inc. *	3,591	1,126,245
AppLovin Corp., Class A *	21,317	1,643,541
Aspen Technology, Inc. *	2,500	469,875
Autodesk, Inc. *	6,970	1,725,214
Bentley Systems, Inc., Class B	14,716	717,258
CACI International, Inc., Class A *	3,308	1,526,576
CCC Intelligent Solutions Holdings, Inc. *	28,975	297,284
Clarivate plc *	173,676	1,170,576
Cognizant Technology Solutions Corp., Class A	27,492	2,080,595
Concentrix Corp. (a)	17,813	1,255,817
Dayforce, Inc. *	14,758	874,854
DocuSign, Inc. *	16,203	898,942
Dolby Laboratories, Inc., Class A	16,205	1,276,306
DoorDash, Inc., Class A *	12,259	1,357,316
DoubleVerify Holdings, Inc. *	34,854	736,116
Dropbox, Inc., Class A *	58,082	1,389,321
Dun & Bradstreet Holdings, Inc.	125,264	1,362,872
DXC Technology Co. *	51,271	1,042,852
Dynatrace, Inc. *	18,218	800,135
EPAM Systems, Inc. *	5,166	1,111,362
F5, Inc. *	7,693	1,566,603
Fortinet, Inc. *	22,437	1,302,243
Gartner, Inc. *	2,854	1,430,396
Gen Digital, Inc.	61,213	1,590,926
Globant SA *	4,610	897,613
GoDaddy, Inc., Class A *	11,890	1,729,401
Hewlett Packard Enterprise Co.	84,424	1,680,882
IAC, Inc. *	13,984	738,495
Informatica, Inc., Class A *	13,021	311,723
International Business Machines Corp.	26,635	5,117,649
Intuit, Inc.	7,760	5,023,436
KBR, Inc.	21,783	1,450,530
Leidos Holdings, Inc.	11,399	1,646,016
Maplebear, Inc. *	21,742	749,882
Match Group, Inc. *	37,910	1,445,887
Meta Platforms, Inc., Class A	23,821	11,310,925
Microsoft Corp.	26,902	11,254,452
Okta, Inc. *	10,567	992,664
Oracle Corp.	38,723	5,399,922
Palo Alto Networks, Inc. *	8,091	2,627,390
Parsons Corp. *	8,780	802,229
Paycom Software, Inc.	7,684	1,281,614
Pegasystems, Inc.	11,272	785,884
PTC, Inc. *	5,813	1,033,842

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Roper Technologies, Inc.	4,454	2,426,317
Salesforce, Inc.	21,319	5,517,357
Science Applications International Corp.	11,377	1,415,299
Smartsheet, Inc., Class A *	11,121	533,363
SS&C Technologies Holdings, Inc.	24,045	1,754,083
Teradata Corp. *	25,588	829,563
Twilio, Inc., Class A *	24,820	1,467,607
Tyler Technologies, Inc. *	2,121	1,204,961
UiPath, Inc., Class A *	59,543	724,638
Unity Software, Inc. *	42,341	692,699
VeriSign, Inc. *	5,037	941,969
Workday, Inc., Class A *	7,157	1,625,498
Zoom Video Communications, Inc., Class A *	23,924	1,445,010
ZoomInfo Technologies, Inc. *	76,265	866,370
		126,572,721
Technology Hardware & Equipment — 15.0%
Allegro MicroSystems, Inc. (Japan) *	22,798	548,064
Amphenol Corp., Class A	43,471	2,793,447
Analog Devices, Inc.	16,009	3,704,162
Apple, Inc.	56,585	12,566,397
Applied Materials, Inc.	22,431	4,759,858
Arrow Electronics, Inc. *	10,457	1,293,426
Avnet, Inc.	24,820	1,334,323
Broadcom, Inc.	64,962	10,438,094
CDW Corp.	7,893	1,721,542
Cirrus Logic, Inc. *	10,891	1,421,058
Coherent Corp. *	17,132	1,193,758
Corning, Inc.	49,174	1,967,452
Dell Technologies, Inc., Class C	9,370	1,065,182
Entegris, Inc.	7,470	883,626
GLOBALFOUNDRIES, Inc. * (a)	22,705	1,158,182
HP, Inc.	55,397	1,999,278
Intel Corp.	124,900	3,839,426
IPG Photonics Corp. *	11,743	944,137
Jabil, Inc.	10,849	1,222,357
KLA Corp.	4,338	3,570,478
Lam Research Corp.	3,769	3,472,154
Marvell Technology, Inc.	32,824	2,198,552
Microchip Technology, Inc.	24,807	2,202,365
Micron Technology, Inc.	26,300	2,888,266
Monolithic Power Systems, Inc.	1,670	1,441,360
NetApp, Inc.	14,131	1,794,354
ON Semiconductor Corp. *	24,975	1,954,294
Onto Innovation, Inc. *	3,720	711,636
Qorvo, Inc. *	10,566	1,265,807
QUALCOMM, Inc.	29,907	5,411,672
Skyworks Solutions, Inc.	13,063	1,484,218

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
TD SYNNEX Corp.	10,855	1,293,590
Teradyne, Inc.	11,714	1,536,408
Texas Instruments, Inc.	26,009	5,300,894
Universal Display Corp.	6,828	1,520,049
Vertiv Holdings Co., Class A	21,028	1,654,904
		94,554,770
Telecommunications Equipment — 0.7%
Cisco Systems, Inc.	86,461	4,189,035
Telecommunications Service Providers — 1.3%
AT&T, Inc.	214,629	4,131,608
Comcast Corp., Class A	77,079	3,181,050
Verizon Communications, Inc.	17,547	711,005
		8,023,663
Tobacco — 1.0%
Altria Group, Inc.	64,714	3,171,633
Philip Morris International, Inc.	29,500	3,397,220
		6,568,853
Travel & Leisure — 1.9%
Aramark	23,259	797,086
Boyd Gaming Corp.	16,922	1,030,042
Caesars Entertainment, Inc. *	16,253	649,307
Darden Restaurants, Inc.	9,373	1,371,176
Delta Air Lines, Inc.	29,313	1,261,045
Marriott Vacations Worldwide Corp.	14,160	1,197,653
MGM Resorts International *	30,615	1,315,527
Travel + Leisure Co.	23,030	1,061,453
United Airlines Holdings, Inc. *	22,135	1,005,372
Vail Resorts, Inc.	3,223	586,618
Wendy's Co. (The)	52,005	880,445
Wyndham Hotels & Resorts, Inc.	9,091	688,370
		11,844,094
Total Common Stocks (Cost $588,141,846)		630,920,685
Short-Term Investments — 1.4%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)(Cost $657,978)	657,978	657,978
Investment of Cash Collateral from Securities Loaned — 1.3%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 5.40% (b) (c)	6,290,175	6,290,805

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	1,757,694	1,757,694
Total Investment of Cash Collateral from Securities Loaned (Cost $8,048,199)		8,048,499
Total Short-Term Investments (Cost $8,706,177)		8,706,477
Total Investments — 101.2% (Cost $596,848,023)		639,627,162
Liabilities in Excess of Other Assets — (1.2)%		(7,498,032)
NET ASSETS — 100.0%		632,129,130

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 is $7,847,490.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2024.
Futures contracts outstanding as of July 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	4	09/20/2024	USD	1,111,650	11,671

Abbreviations
USD	United States Dollar

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$639,627,162	$—	$—	$639,627,162
Appreciation in Other Financial Instruments
Futures Contracts (a)	$11,671	$—	$—	$11,671

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (a) (b)	$30,290,534	$53,000,001	$77,000,000	$(230)	$500	$6,290,805	6,290,175	$772,026	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	3,962,851	61,335,952	63,541,109	—	—	1,757,694	1,757,694	121,276	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	841,596	30,174,492	30,358,110	—	—	657,978	657,978	61,890	—
Total	$35,094,981	$144,510,445	$170,899,219	$(230)	$500	$8,706,477		$955,192	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.